Cost of Sales and Services, Selling Expenses and Administrative Expenses - Additional Information (Detail) S/ in Thousands	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022
Disclosure Of Expenses By Nature [Abstract]
Amortization of insurance acquisition cash flows	S/ 129,973	S/ 140,438
Average number of employees	14,804	14,958	9,485